Convertible Note (Tables)	12 Months Ended
Jun. 30, 2026
Schedule Of Amortized Cost Of Convertible Note [Abstract]
Schedule of Amortized Cost of Convertible Note

The amortized cost of the convertible note as of June 30, 2026 consisted of the following:

As of June 30, 2026
US$
Convertible note principal- issued in June, 2026	1,500,000
Convertible note interest adjustment	(565,597)
Total	934,403

Schedule of Warrants Activity

A summary of warrants activity for the years ended June 30, 2026 and 2025 was as follows:

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of June 30, 2024
Grants of warrants on June 9, 2025 (1)	137,012	5 years	June 9, 2030
Balance of warrants outstanding as of June 30,2025 (1)	137,012	4.96 years
Grants of warrants on May 1, 2026 (1)	768,156	5 years	May 1, 2031
Grants of warrants on June 23, 2026 (1)	117,245	5 years	June 23, 2031
Conversion of warrants (1)	110,000
Balance of warrants outstanding as of June 30, 2026 (1)	912,413	4.84 years

(1)	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16,2026 and 1-for-4 reverse stock splits on October 30, 2026.

Schedule of Key Assumptions Estimates	The key valuation assumptions are summarized below.
	June 9, 2025	May 1, 2026	June 23, 2026
Terms of warrants	60 months	48 months	60 months
Exercise price(1)	$7.582	$1.7262	$10.848
Risk free rate of interest	4.09%	3.97%	4.27%
Dividend yield	-	-	-
Expected volatility (2)	79.43%	89.26%	111.59%

(1)	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.

(2)	Expected volatility (based on peer companies and the Company's historical data).